[Final]



[Translation]






                      Semi-annual Report

                    (During the Fifth Term)
                    From:  October 1, 1998
                      To:  March 31, 1999




        AMENDMENT TO SECURITIES REGISTRATION STATEMENT











                PUTNAM DIVERSIFIED INCOME TRUST













                      Semi-annual Report

                    (During the Fifth Term)
                    From:  October 1, 1998
                      To:  March 31, 1999















                PUTNAM DIVERSIFIED INCOME TRUST


                      Semi-annual Report

                    (During the Fifth Term)
                    From:  October 1, 1998
                      To:  March 31, 1999

To:  Director of Kanto Local Finance Bureau

Filing Date:   June 29, 1999

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                             William F. Pounds
                                             John A. Hill
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:        Harume Nakano
                                             Attorney-at-Law
                                             Signature [Harume Nakano]
                                                            (Seal)

                                             Ken Miura
                                             Attorney-at-Law
                                             Signature [Ken Miura]
                                                         (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377
                            - ii -

        Places where a copy of this Semi-annual Report is available for Public Inspection


                        Not applicable.


 (Total number of pages of this Semi-annual Report in Japanese is
                 including front and back pages.)


                       C O N T E N T S


                                                  This
                                                English Japanese
                                              translation Original

 I.       STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  2      3

       (a)     Record of Changes in Net Assets     2      3

       (b)     Record of Distributions Paid        2      3

   (3) Record of Sales and Repurchases             3      4

II.     OUTLINE OF THE TRUST

   1.  Trust                                       4      5

   (1) Amount of Capital Stock                     4      5

   (2) Information Concerning Major Shareholders   4      5

   (3) Information Concerning Directors, Officers and
Employees                                          4      5

   (4) Description of Business and Outline of Operation    7  8

   (5) Miscellaneous                               7      8

   2.  Putnam Investment Management, Inc.
       (Investment Management Company)             8      8

   (1) Amount of Capital Stock                     8      8

   (2) Information Concerning Major Shareholders   8      9

   (3) Information Concerning Officers and Employees 9     9

   (4) Summary of Business Lines and Business Operation    20    18

   (5) Miscellaneous                              33     31

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND      33    32

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPNAY                  33     76
I. STATUS OF INVESTMENT FUND

(1)  Diversification of Investment Portfolio


                                          (As of the end of May, 1999)
Types of Assets   Name of     Total     Investment
                  Country      U.S.     Ratio(%)
                              Dollars

Corporate Bonds   United    1,833,077,064 40.23
                  States
                  Canada    76,175,425     1.67

                  Mexico    42,095,468     0.92

                  United    39,977,319     0.88
                 Kingdom
                  Bermuda   20,024,870     0.44

                  Netherla  17,796,259     0.39
                 nds
                  Luxembou  17,433,000  0.38
                 rg
                  China     16,682,725  0.37

                  Indonesi  14,203,795  0.31
                 a
                  Columbia  10,717,800  0.24

                  Cayman    7,241,700  0.16
                 Islands
                  Norway    6,969,605  0.15
                  Brazil    6,468,050  0.14
                  Argentin  3,041,300  0.07
                  Israel    2,639,250  0.06
                  Porland   2,022,900  0.04
                  Greece    1,686,250  0.04
                  Japan     1,487,200  0.03
                  Australi   667,355  0.01

    Sub-total              2,120,407,335 46.53

U.S. Government   United    661,975,716 14.53
Obligations       States
Foreign           United    255,738,445  5.61
Government Bonds  Kingdom
                  Germany   61,517,612  1.35

                  France    48,464,271  1.06

                  Argentin  46,350,000  1.02
                 a
                  Bulgaria  39,815,994  0.87

                  Canada    34,108,873  0.75

                  Sweden    27,787,356  0.61

                  Netherla  16,970,803  0.37
                 nds
                  Brazil    16,144,425  0.35

                  Spain     13,440,715  0.29

                  Italy     12,401,872  0.27

                  Columbia  9,798,650  0.22
                  Denmark   2,878,437  0.06
                  Russia     226,672  0.00
    Sub-total              585,644,125 12.85

Collateralized    United    430,271,090  9.44
Mortgage          States
Obligations
Brady Bonds       Brazil    135,033,546  2.96

                  Mexico    134,279,902  2.95

                  Venezuel  17,704,750  0.39
                 a
                  Bulgaria  6,475,000  0.14
                  France    2,065,111  0.05
    Sub-total              295,558,309  6.49

Preferred Stock   United    143,434,358  3.15
                 States
                  Canada    17,959,650  0.39

                  Germany   9,891,000  0.22
    Sub-total              171,285,008  3.76

Short-term        United    112,713,972  2.47
                 States
Asset-Backed      United    74,191,910  1.63
Securities        States
Units             United    19,920,102  0.44
                 States
                  Australi    29,600  0.00
                 a
    Sub-total              19,949,702  0.44

Convertible Bonds United    22,730,380  0.50
                 States
Common Stock      United    18,986,207  0.42
                 States
                  Columbia  3,622,728  0.08
                  Brazil           9  0.00
    Sub-total              22,608,944  0.50

Warrants          United    30,287,706  0.66
                 States
                  Columbia   744,000  0.02
                  Netherla   330,600  0.01
                 nds
                  Ireland    227,200  0.00
                  Equador      5,150  0.00
                  Mexico       7,260  0.00
    Sub-total              31,601,916  0.69

Convertible       United    14,464,122  0.32
Preferred Stocks  States
Cash, Deposit and                  - -0.14
Other Assets               6,345,678
(After deduction
of liabilities)
      Total                4,557,056,851   100

     (Net Asset            (\553,455
     Value)                million)

    Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
          Value of the Fund.  The same applies hereinafter.

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=yen121.45 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 31st May, 1999). The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(B)  Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of June 1998 to May 1999 is as follows:

                     Total Net Asset Value      Net Aset Value per Share
                     Dollar          Yen           Dollar          Yen
                    (thousands)    (millions)
1998 End of June    1,193,745       144,980       12.50  (12.57)  1,518  (1,527)
            July    1,189,059       144,411       12.46  (12.53)  1,513  (1,522)
          August      987,020       119,874       11.56  (11.63)  1,404  (1,412)
       September    1,019,477       123,815       11.62  (11.69)  1,411  (1,420)
         October    1,032,488       125,396       11.29  (11.36)  1,371  (1,380)
        November    1,052,499       127,826       11.58  (11.65)  1,406  (1,415)
        December      981,995       119,263       11.46  (11.53)  1,392  (1,400)
1999 End of January 1,039,980       126,306       11.47  (11.54)  1.393  (1,402)
        February      958,538       116,414       11.24  (11.31)  1,365  (1,374)
           March      950,399       115,426       11.33  (11.41)  1,376  (1,386)
           April      976,710       118,621       11.47  (11.55)  1,393  (1,403)
             May      951,842       115,601       11.15  (11.23)  1,354  (1,364)

 (Note 1)Operations of Class M Shares were commenced on December 1, 1994. (Note 2)Ex-dividend date is the 10th of each month. The amount of NAV per share with dividend is set forth in the parentheses.

(2) Record of Distributions Paid

    Record of distribution paid from June 1997 to May 1999 are as follows:

                                    NAV on the
                     Dividend       ex-dividend date
Month/Year           Dollar  Yen    Dollar
1997 End of June     0.071   8.62   12.27
            July     0.070   8.50   12.42
          August     0.069   8.38   12.36
       September     0.069   8.38   12.40
         October     0.069   8.38   12.68
        November     0.069   8.38   12.47
        December     0.069   8.38   12.49
1998 End of January  0.069   8.38   12.54
       February      0.069   8.38   12.60
          March      0.069   8.38   12.54
          April      0.069   8.38   12.65
            May      0.070   8.50   12.56
           June      0.069   8.38   12.52
           July      0.069   8.38   12.45
         August      0.070   8.50   12.24
      September      0.069   8.38   11.45
        October      0.070   8.50   11.22
       November      0.070   8.50   11.31
       December      0.070   8.50   11.52
1999 End of January  0.070   8.50   11.38
       February      0.072   8.74   11.36
          March      0.076   9.23   11.19
          April      0.079   9.59   11.45
            May      0.079   9.59   11.35

 (3) Record of Sales and Repurchases
          Record of sales and repurchases during the following period and number of outstanding Class M shares of the Fund as of the end of May 1999 are as follows:

                     Number of     Number of     Number of
                    Shares Sold     Shares      Outstanding
                                  Repurchased      Shares
    From: June 1,  71,292,226    78,164,067    85,511,090
    1998           (69,064,210)  (75,408,290)  (79,345,910)
    To:   May 31, 1999

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE TRUST

1.   Trust
 (1) Amount of Capital Stock (as of the end of May, 1999)
          Not applicable.
 (2) Information Concerning Major Shareholders
          Not applicable.
 (3)      Information Concerning Directors, Officers and
     Employees
     (1) Trustees and Officers of the Trust        (as of the end of May, 1999)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and
               President           Director of        6,074.119
                                   Putnam Management
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John A. Hill   Trustee       present: Chairman and
                                   Managing           1,145.356
                                   Director, First
                                   Reserve
                                   Corporation
William F.     Vice          present: Professor of
Pounds         Chairman            Management,        1,036.561
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             421.468
                                   Associates, Inc.

Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     248.480
                                   Management Corp.
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          511.089
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul L. Joskow Trustee       present: Professor of
                                   Economics and      262.842
                                   Management and
                                   former Head of
                                   the Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus and       322.521
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    151.353
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    445.160
                                   Offficer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc. and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and
Patterson                          Trustee of Cabot   593.857
                                   Industrial Trust
                                   and Trustee of
                                   SEA Education
                                   Association
Donald S.      Trustee       present: Director of     38,758
Perkins                            various            .335
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc. and Springs
                                   Industries, Inc.
George Putnam, Trustee       present: President, New
III                                Generation         1,613.472
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    243.357
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and
Stephens                           Chief Executive    116.207
                                   Officer of
                                   MacMillian
                                   Bloedel, Ltd.
                                   Director of Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            162.425
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
John D. Hughes Vice          present  Senior Vice         0
               President           President of
               and                 Putnam Management
               Treasurer
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer
Ian C.         Vice          present  Senior              0
Ferguson       President           Managing Director
                                   of Putnam
                                   Management
John R. Verani Vice          present  Senior Vice         0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
David L.       Vice          present: Managing            0
Waldman        President           Director of
                                   Putnam Management
Edward H.      Vice          present: Managing            0
D'Aleilo       President           Director of
                                   Putnam Management
Jennifer E.    Vice          present  Managing            0
Leichter       President           Director of
                                   Putnam Management
Jeffrey A.     Vice          present: SeniorVice          0
Kaufman        President           President of
                                   Putnam Management
D. William     Vice          present: Managing            0
Kohli          President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Paul G.        Assistant     present: N/A                 0
Bucuvalas      Treasurer
Mary A. Eaton  Associate     present: N/A                 0
               Treasurer
               and
               Assistant
               Clerk
Judith Cohen   Associate     present: N/A                 0
               Treasurer
               and
               Assistant
               Clerk
Katharine      Senior        present: N/A                 0
Howard         Associate
               Treasurer
Wanda M.       Assistant     present: N/A                 0
McManus        Clerk
Joanne M.      Assistant     present: N/A                 0
Neary          Clerk
Brett C.       Vice          present:  Managing           0
Browchuk       President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Richard A.     Vice          present:  Managing           0
Monaghan       President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
     (2) Employees of the Trust
          The Trust does not have any employees.
(4)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(5)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is September 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (1) Amount of Capital Stock  (as of the end of May, 1999)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholders' Equity)

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

     End of 1997                    $48,617,160

     End of 1998                    $425,782,008

 (2) Information Concerning Major Stockholders
     As of the end of May, 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.
                                        (as of May 31, 1999)
                      Position
                      with Putnam
          Name        Investment   Other Business Affiliation
                      Management,
                      Inc.
1   Putnam, George    Chairman     Director of Putnam Mutual
                                   Funds Corp.
2   Lasser, Lawrence  President
    J.                and
                      Director,
                      CEO
3   Silver, Gordon    Director     Director of Putnam
    H.                and Senior   Fiduciary Trust Company and
                      Managing     Senior Managing Director of
                      Director     Putnam Mutual Funds Corp.
4   Burke, Robert W.  Senior       Senior Managing Director of
                      Managing     Putnam Mutual Funds Corp.
                      Director
5   Collman,          Senior       Senior Managing Director of
    Kathleen M.       Managing     Putnam Mutual Funds Corp.
                      Director
6   Ferguson, Ian C.  Senior
                      Managing
                      Director
7   Regan, Anthony    Senior
    W.                Managing
                      Director
8   Spiegel, Steven   Senior       Senior Managing Director of
                      Managing     Putnam Mutual Funds Corp.
                      Director
9   Anderson, Blake   Managing
    E.                Director
10  Antill, Jennifer  Managing
                      Director
11  Beck, Robert R.   Managing
                      Director
12  Browchuk, Brett   Managing
                      Director
13  Cassaro, Joseph   Managing
    A.                Director
14  Cotner, C. Beth   Managing
                      Director
15  Cronin, Kevin M.  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
16  D'Alelio, Edward  Managing
    H.                Director
17  Daly, Kenneth L.  Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
18  DeTore, John A.   Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
19  Durgarian,        Managing     Director and Managing
    Karnig H.         Director     Director of Putnam
                      and Chief    Fiduciary Trust Company
                      Financial
                      Officer
20  Esteves, Irene    Managing     Treasurer of Putnam
    M.                Director     Fiduciary Trust Company
                      and Chief
                      Financial
                      Officer
21  Farrell, Deborah  Managing     Managing Director of Putnam
    S.                Director     Mutual Funds Corp.
22  Gillis, Roland    Managing
                      Director
23  Haslett, Thomas   Managing
    R.                Director
24  Holding, Pamela   Managing
                      Director
25  Hurley, William   Managing     Managing Director and CFO
    J.                Director     of Putnam Mutual Funds
                                   Corp.
26  Jacobs, Jerome    Managing
    J.                Director
27  Joseph, Joseph    Managing
    P.                Director
28  Kamshad, Omid     Managing
                      Director
29  King, David L.    Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
30  Kohli, D.         Managing
    William           Director
31  Kreisel, Anthony  Managing
    I.                Director
32  Kuenstner,        Managing
    Deborah F.        Director
33  Landes, William   Managing
    J.                Director
34  Leichter,         Managing
    Jennifer E.       Director
35  Maloney, Kevin    Managing
    J.                Director
36  Martino, Michael  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
37  Maxwell, Scott    Managing
    M.                Director
38  McGue, William    Managing
    F.                Director
39  McMullen, Carol   Managing
    C.                Director
40  Mcmani, Krisha    Managing
                      Director
41  Miller, Daniel    Managing
    L.                Director
42  Morgan Jr., John  Managing     Managing Director of Putnam
    J.                Director     Fiduciary Trust Company

43  Morgan, Kelly A.  Managing
                      Director
44  Oristaglio,       Managing
    Stephen           Director
45  Peacher, Stephen  Managing
    C.                Director
46  Pollard, Mark D.  Managing
                      Director
47  Porter, Charles   Managing
    E.                Director
48  Reilly, Thomas    Managing
    V.                Director
49  Schultz,          Managing     Managing Director of Putnam
    Mitchell D.       Director     Mutual Funds Corp.
50  Scott, Justin M.  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
51  Shadek Jr.,       Managing     Managing Director of Putnam
    Edward T.         Director     Fiduciary Trust Company
52  Starr, Loren      Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
53  Swift, Robert     Managing
                      Director
54  Talanian, John    Managing     Managing Director of Putnam
    C.                Director     Mutual Funds Corp.
55  Tibbetts,         Managing     Managing Director of Putnam
    Richard B.        Director     Mutual Funds Corp.
56  Waldman, David    Managing
    L.                Director

57  Wetlaufer, Eric   Managing
                      Director
58  Woolverton,       Managing     Managing Director of Putnam
    William H.        Director     Mutual Funds Corp.
59  Zieff, William    Managing
    E.                Director
60  Arends, Michael   Senior Vice  Senior Vice President of
    K.                President    Putnam Mutual Funds Corp.
61  Asher, Steven E.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
                                   and Senior Vice President
                                   of Putnam Fiduciary Trust
                                   Company
62  Atkin, Michael    Senior Vice
    J.                President
63  Attridge, Gail    Senior Vice  Senior Vice President of
    S.                President    Putnam Fiduciary Trust
                                   Company
64  Augustine,        Senior Vice
    Jeffrey B.        President
65  Bakshi, Manjit    Senior Vice
    S.                President
66  Bamford, Dolores  Senior Vice
    Snyder            President
67  Baumbach, Robert  Senior Vice
    K.                President
68  Berka, Sharon A.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
69  Block, Richard    Senior Vice
    L.                President
70  Boselli, John A.  Senior Vice
                      President
71  Bousa, Edward P.  Senior Vice
                      President
72  Bresnahan,        Senior Vice  Senior Vice President of
    Leslee R.         President    Putnam Mutual Funds Corp.
73  Burke, Andrea     Senior Vice
                      President
74  Burns, Cheryl A.  Senior Vice
                      President
75  Byrne, Joshua L.  Senior Vice
                      President
76  Callahan, Ellen   Senior Vice
    S.                President
77  Carlson, David    Senior Vice
    G.                President
78  Chrostowski,      Senior Vice  Senior Vice President of
    Louis F.          President    Putnam Mutual Funds Corp.
79  Curran, Peter J.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
80  Dalferro, John    Senior Vice
    R.                President
81  Derbyshire,       Senior Vice
    Ralph C.          President
82  England, Richard  Senior Vice
    B.                President
83  Finch, Edward R.  Senior Vice
                      President
84  Flaherty,         Senior Vice  Senior Vice President of
    Patricia C.       President    Putnam Mutual Funds Corp.
85  Fontana, Forrest  Senior Vice
    N.                President
86  Francis,          Senior Vice
    Jonathan H.       President
87  Frost, Karen T.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
88  Frucci, Richard   Senior Vice  Senior Vice President of
    M.                President    Putnam Fiduciary Trust
                                   Company
89  Fullerton, Brian  Senior Vice  Senior Vice President of
    J.                President    Putnam Mutual Funds Corp.
90  Grant, Peter J.   Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
91  Graviere,         Senior Vice
    Patrice           President
92  Grim, Daniel J.   Senior Vice
                      President
93  Haagensen, Paul   Senior Vice
    E.                President
94  Hadden, Peter J.  Senior Vice
                      President
95  Halperin,         Senior Vice
    Matthew C.        President
96  Healey, Deborah   Senior Vice
    R.                President
97  Hotchkiss,        Senior Vice
    Michael F.        President
98  Kaufman, Jeffrey  Senior Vice
                      President
99  Kay, Karen R.     Senior Vice  Clerk, Director and Senior
                      President    Vice President of Putnam
                                   Fiduciary Trust Company and
                                   Senior Vice President of
                                   Putnam Mutual Funds Corp.
100 Kirson, Steven    Senior Vice
    L.                President
101 Knight, Jeffrey   Senior Vice
    L.                President
102 Kobylarz,         Senior Vice
    Jeffrey           President
103 Koontz, Jill A.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
104 Korn, Karen R.    Senior Vice
                      President
105 Lannum III,       Senior Vice
    Coleman N.        President
106 Lindsey, Jeffrey  Senior Vice
    R.                President
107 Lomba, Rufino R.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
108 MacElwee, Jones,  Senior Vice
    Elizabeth M.      President
109 Madore, Robert    Senior Vice  Senior Vice President of
    A.                President    Putnam Fiduciary Trust
                                   Company
110 Malloy, Julie M.  Senior Vice
                      President
111 Marrkand, Paul    Senior Vice
    E.                President
112 Matteis, Andrew   Senior Vice
    S.                President
113 McDonald,         Senior Vice
    Richard E.        President
114 Meehan, Thalia    Senior Vice
                      President
115 Mehta, Sandeep    Senior Vice
                      President
116 Miller, William   Senior Vice
    H.                President
117 Mockard, Jeanne   Senior Vice
    L.                President
118 Mufson, Michael   Senior Vice
    J.                President
119 Mullen, Donald    Senior Vice  Senior Vice President of
    E.                President    Putnam Mutual Funds Corp.
120 Mullin, Hugh H.   Senior Vice
                      President
121 Netols, Jeffrey   Senior Vice  Senior Vice President of
    W.                President    Putnam Fiduciary Trust
                                   Company
122 Oler, Stephen S.  Senior Vice
                      President
123 Paine, Robert M.  Senior Vice
                      President
124 Parker, Margery   Senior Vice
    C.                President
125 Perry, William    Senior Vice
                      President
126 Peters, Carmel    Senior Vice
                      President
127 Petralia,         Senior Vice  Senior Vice President of
    Randolph S.       President    Putnam Mutual Funds Corp.
128 Plapinger, Keith  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
129 Pohl, Charles G.  Senior Vice
                      President
130 Prusko, James M.  Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
131 Quistberg, Paul   Senior Vice
    T.                President
132 Ray, Christopher  Senior Vice
    A.                President
133 Reeves, William   Senior Vice
    H.                President
134 Rogers, Kevin J.  Senior Vice
                      President
135 Ruys de Perez,    Senior Vice  Senior Vice President of
    Charles A.        President    Putnam Fiduciary Trust
                                   Company and Senior Vice
                                   President of Putnam Mutual
                                   Funds Corp.
136 Santos, David J.  Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
137 Santosus,         Senior Vice
    Anthony C.        President
138 Schwister, Jay    Senior Vice  Senior Vice President of
    E.                President    Putnam Fiduciary Trust
                                   Company
139 Scordato,         Senior Vice  Senior Vice President of
    Christine A.      President    Putnam Mutual Funds Corp.
140 Sievert, Jean I.  Senior Vice
                      President
141 Simon, Sheldon    Senior Vice
    N.                President
142 Simozar, Saied    Senior Vice
                      President
143 Smith Jr., Leo    Senior Vice
    J.                President
144 Smith, Margaret   Senior Vice
    D.                President
145 Spatz, Erin J.    Senior Vice
                      President
146 Stack, Michael    Senior Vice  Senior Vice President of
    P.                President    Putnam Mutual Funds Corp.
147 Stairs, George    Senior Vice
    W.                President
148 Strumpf, Casey    Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
149 Sugimoto,         Senior Vice  Senior Vice President of
    Toshifumi         President    Putnam Mutual Funds Corp.
150 Sullivan, Roger   Senior Vice
    R.                President
151 Svensson, Lisa    Senior Vice
    H.                President
152 Swanberg,         Senior Vice
    Charles H.        President
153 Thomsen,          Senior Vice  Senior Vice President of
    Rosemary H.       President    Putnam Fiduciary Trust
                                   Company
154 Troped, Bonnie    Senior Vice  Senior Vice President of
    L.                President    Putnam Mutual Funds Corp.
155 Verani, John R.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
156 Walsh, Francis    Senior Vice
    P.                President
157 Warren, Paul C.   Senior Vice
                      President
158 Weinstein,        Senior Vice
    Michael R.        President
159 Weiss, Manuel     Senior Vice
                      President
160 Whalen, Edward    Senior Vice  Senior Vice President of
    F.                President    Putnam Mutual Funds Corp.
161 Wheeler, Diane    Senior Vice
    D.F.              President
162 Wyke, Richard P.  Senior Vice
                      President
163 Yogg, Michael R.  Senior Vice
                      President
164 Zukowski, Gerald  Senior Vice
    S.                President


 (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 1999, Investment Management Company managed, advised, and/or administered the following 113 funds and fund portfolios (having an aggregate net asset value of approximately $238 billion):

                                     (As of May 31, 1999)
               Name            Month/Da  Principal  Total   Net
                                te/Year Characteris  Net   Asset
                               Establis    tics     Asset  Value
                                  hed               Value   per
                                                     ($    share
                                                   million  ($)
                                                      )
 1  The George Putnam Fund of    11/5/37 Open/Equity 4,017.0  18.71
   Boston; A                                             2
 2  The George Putnam Fund of    4/24/92 Open/Equity 1,628.2  18.57
   Boston; B                                             7
 3  The George Putnam Fund of    12/1/94 Open/Equity  301.08  18.57
   Boston; M
 4  The George Putnam Fund of    1/1/94  Open/Equity  633.31  18.74
   Boston; Y
 5  Putnam American Government   3/1/85  Open/Bond   1,363.4   8.60
   Income Fund; A                                        1
 6  Putnam American Government   5/20/94 Open/Bond    123.71   8.56
   Income Fund; B
 7  Putnam American Government   2/14/95 Open/Bond      4.25   8.62
   Income Fund; M
 8  Putnam Asia Pacific Growth   2/20/91 Open/Equity  150.42  10.34
   Fund; A
 9  Putnam Asia Pacific Growth   6/1/93  Open/Equity  137.85  10.14
   Fund; B
10  Putnam Asia Pacific Growth   2/1/95  Open/Equity   10.26  10.25
   Fund; M
11  Putnam Asia Pacific Fund     3/23/98 Open/Equity    2.62   9.25
   II
12  Putnam Asset Allocation:     2/7/94  Open/Balanc  961.05  12.17
   Balanced Portfolio; A                ed
13  Putnam Asset Allocation:     2/11/94 Open/Balanc  557.04  12.10
   Balanced Portfolio; B                ed
14  Putnam Asset Allocation:     9/1/94  Open/Balanc  117.16  12.03
   Balanced Portfolio; C                ed
15  Putnam Asset Allocation:     2/6/95  Open/Balanc   67.73  12.15
   Balanced Portfolio; M                ed
16  Putnam Asset Allocation:     7/14/94 Open/Balanc  321.48  12.19
   Balanced Portfolio; Y                ed
17  Putnam Asset Allocation :    2/7/94  Open/Balanc  418.57  10.52
   Conservative Portfolio; A            ed
18  Putnam Asset Allocation :    2/18/94 Open/Balanc  186.38  10.47
   Conservative Portfolio; B            ed
19  Putnam Asset Allocation :    9/1/94  Open/Balanc   59.13  10.44
   Conservative Portfolio; C            ed
20  Putnam Asset Allocation :    2/7/95  Open/Balanc   23.56  10.47
   Conservative Portfolio; M            ed
21  Putnam Asset Allocation :    7/14/94 Open/Balanc   72.28  10.53
   Conservative Portfolio; Y            ed
22  Putnam Asset Allocation:     2/8/94  Open/Balanc  750.71  14.02
   Growth Portfolio; A                  ed
23  Putnam Asset Allocation:     2/16/94 Open/Balanc  468.56  13.83
   Growth Portfolio; B                  ed
24  Putnam Asset Allocation:     9/1/94  Open/Balanc  103.03  13.72
   Growth Portfolio; C                  ed
25  Putnam Asset Allocation:     2/1/95  Open/Balanc   63.00  13.86
   Growth Portfolio; M                  ed
26  Putnam Asset Allocation:     7/14/94 Open/Balanc  296.57  14.11
   Growth Portfolio; Y                  ed
27  Putnam Arizona Tax Exempt    1/30/91 Open/Bond    108.28   9.22
   Income Fund; A
28  Putnam Arizona Tax Exempt    7/15/93 Open/Bond     33.47   9.21
   Income Fund; B
29  Putnam Arizona Tax Exempt    7/3/95  Open/Bond      0.57   9.23
   Income Fund; M
30  Putnam Balanced Fund         10/2/95 Open/Balanc    3.80  12.14
                                       ed
31  Putnam Balanced Retirement   4/19/85 Open/Balanc  693.09  11.07
   Fund; A                              ed
32  Putnam Balanced Retirement   2/1/94  Open/Balanc  194.64  10.98
   Fund; B                              ed
33  Putnam Balanced Retirement   3/17/95 Open/Balanc   15.28  11.01
   Fund; M                              ed
34  Putnam Balanced Retirement   1/4/99  Open/Balanc    1.80  11.07
   Fund; Y                              ed
35  Putnam California           11/27/92 Closed/Bond   70.32  15.26
   Investment Grade Municipal
   Trust
36  Putnam California Tax        4/29/83 Open/Bond   2,940.8   8.61
   Exempt Income Fund; A                                 7
37  Putnam California Tax        1/4/93  Open/Bond    657.71   8.60
   Exempt Income Fund; B
38  Putnam California Tax        2/14/95 Open/Bond     16.05   8.60
   Exempt Income Fund; M
39  Putnam California Tax       10/26/87 Open/Bond     44.34   1.00
   Exempt Money Market Fund
40  Putnam Capital               8/5/93  Open/Equity   65.85   8.11
   Opportunities Fund; A
41  Putnam Capital               11/2/94 Open/Equity   87.30   8.08
   Opportunities Fund; B
42  Putnam Capital               1/22/96 Open/Equity    4.70   8.09
   Opportunities Fund; M
43  Putnam Capital               8/5/93  Open/Equity 1,248.4  21.94
   Appreciation Fund; A                                  4
44  Putnam Capital               11/2/94 Open/Equity 1,362.5  21.66
   Appreciation Fund; B                                  7
45  Putnam Capital               1/22/96 Open/Equity   90.39  21.70
   Appreciation Fund; M
46  Putnam Convertible           6/29/95 Closed/Bond   87.56  23.58
   Opportunity and Income
   Trust
47  Putnam Convertible Income-   6/29/72 Open/Balanc 1,049.2  20.53
   Growth Trust; A                      ed                0
48  Putnam Convertible Income-   7/15/93 Open/Balanc  302.30  20.28
   Growth Trust; B                      ed
49  Putnam Convertible Income-   3/13/95 Open/Balanc   16.90  20.39
   Growth Trust; M                      ed
50  Putnam Convertible Income-  12/30/98 Open/Balanc   35.77  20.54
   Growth Trust; Y                      ed
51  Putnam Diversified Equity    7/1/94  Open/Equity  329.41  14.37
   Trust; A
52  Putnam Diversified Equity    7/2/94  Open/Equity  404.57  14.11
   Trust; B
53  Putnam Diversified Equity    2/1/99  Open/Equity    2.95  14.35
   Trust; C
54  Putnam Diversified Equity    7/3/95  Open/Equity   33.20  14.20
   Trust; M
55  Putnam Dividend Income       9/28/89 Closed/Bond  122.29  11.30
   Fund
56  Putnam Diversified Income    10/3/88 Open/Bond   1,672.9  11.19
   Trust; A                                              5
57  Putnam Diversified Income    3/1/93  Open/Bond   1,910.7  11.14
   Trust; B                                              8
58  Putnam Diversified Income    2/1/99  Open/Bond      4.02  11.17
   Trust; C
59  Putnam Diversified Income    12/1/94 Open/Bond    951.84  11.15
   Trust; M
60  Putnam Diversified Income    7/11/96 Open/Bond     17.47  11.20
   Trust ; Y
61  Putnam Emerging Markets      10/2/95 Open/Equity   50.03   8.62
   Fund; A
62  Putnam Emerging Markets      10/2/95 Open/Equity   37.72   8.55
   Fund; B
63  Putnam Emerging Markets      10/2/95 Open/Equity    4.47   8.57
   Fund; M
64  Putnam Equity Fund 98       12/30/97 Open/Equity    8.06  13.01
65  Putnam Equity Income Fund;   6/15/77 Open/Balanc 1,256.0  16.92
   A                                    ed                1
66  Putnam Equity Income Fund;   9/13/93 Open/Balanc  700.23  16.80
   B                                    ed
67  Putnam Equity Income Fund;   2/1/99  Open/Balanc    7.17  16.89
   C                                    ed
68  Putnam Equity Income Fund;   12/2/94 Open/Balanc   65.87  16.82
   M                                    ed
69  Putnam Europe Growth Fund;   9/7/90  Open/Equity  872.70  21.28
   A
70  Putnam Europe Growth Fund;   2/1/94  Open/Equity  777.35  20.72
   B
71  Putnam Europe Growth Fund;   12/1/94 Open/Equity  104.60  21.05
   M
72  Putnam Florida Tax Exempt    8/24/90 Open/Bond    233.38   9.30
   Income Fund; A
73  Putnam Florida Tax Exempt    1/4/93  Open/Bond     81.86   9.29
   Income Fund; B
74  Putnam Florida Tax Exempt    5/1/95  Open/Bond      1.31   9.29
   Income Fund; M
75  Putnam Global Natural        7/24/80 Open/Equity  191.91  19.01
   Resources Fund; A
76  Putnam Global Natural        2/1/94  Open/Equity  142.95  18.69
   Resources Fund; B
77  Putnam Global Natural        7/3/95  Open/Equity    7.11  18.88
   Resources Fund; M
78  Putnam Global Equity Fund    5/6/98  Open/Equity    4.04  13.61
79  Putnam Global Growth and     1/3/95  Open/Equity   32.27  13.88
   Income Fund; A
80  Putnam Global Growth and     1/3/95  Open/Equity   24.25  13.78
   Income Fund; B
81  Putnam Global Growth and     1/3/95  Open/Equity    2.52  13.83
   Income Fund; M
82  Putnam Global Governmental   6/1/87  Open/Bond    231.21  12.29
   Income Trust; A
83  Putnam Global Governmental   2/1/94  Open/Bond     34.13  12.25
   Income Trust; B
84  Putnam Global Governmental   3/17/95 Open/Bond    225.57  12.23
   Income Trust; M
85  Putnam Global Growth Fund;   9/1/67  Open/Equity 3,380.5  12.36
   A                                                     0
86  Putnam Global Growth Fund;   4/27/92 Open/Equity 1,873.3  11.87
   B                                                     4
87  Putnam Global Growth Fund;   2/1/99  Open/Equity    7.85  12.34
   C
88  Putnam Global Growth Fund;   3/1/95  Open/Equity   62.04  12.25
   M
89  Putnam Global Growth Fund;   6/15/94 Open/Equity  131.18  12.56
   Y
90  Putnam Growth and Income     1/5/95  Open/Balanc 1,361.3  15.15
   Fund II; A                           ed                5
91  Putnam Growth and Income     1/5/95  Open/Balanc 1,607.9  15.01
   Fund II; B                           ed                2
92  Putnam Growth and Income     2/1/99  Open/Balanc   19.36  15.12
   Fund II; C                           ed
93  Putnam Growth and Income     1/5/95  Open/Balanc  181.66  15.07
   Fund II; M                           ed
94  The Putnam Fund for Growth   11/6/57 Open/Balanc 22,507.  21.99
   and Income; A                        ed               30
95  The Putnam Fund for Growth   4/27/92 Open/Balanc 16,387.  21.68
   and Income; B                        ed               63
96  The Putnam Fund for Growth   5/1/95  Open/Balanc  494.55  21.84
   and Income; M                        ed
97  The Putnam Fund for Growth   6/15/94 Open/Balanc 1,249.1  22.03
   and Income; Y                        ed                3
98  Putnam Growth Fund           5/1/98  Open/Equity    2.51  10.04
99  Putnam Growth                10/2/95 Open/Equity 1,186.6  20.45
   Opportunities; A                                      4
100 Putnam Growth                8/1/97  Open/Equity 1,333.7  20.19
   Opportunities; B                                      9
101 Putnam Growth                2/1/99  Open/Equity   50.17  20.45
   Opportunities; C
102 Putnam Growth                8/1/97  Open/Equity   80.56  20.28
   Opportunities; M
103 Putnam High Income           7/9/87  Closed/Bond  115.14   8.45
   Convertible and Bond Fund
104 Putnam High Yield            3/25/86 Open/Bond   1,108.4   8.21
   Advantage Fund; A                                     3
105 Putnam High Yield            5/16/94 Open/Bond    944.22   8.17
   Advantage Fund; B
106 Putnam High Yield            12/1/94 Open/Bond    940.27   8.20
   Advantage Fund; M
107 Putnam High Yield           12/30/98 Open/Bond     10.56   8.21
   Advantage Fund; Y
108 Putnam High Yield Total      1/1/97  Open/Bond     48.93   7.48
   Return Fund; A
109 Putnam High Yield Total      1/1/97  Open/Bond     55.40   7.42
   Return Fund; B
110 Putnam High Yield Total      1/1/97  Open/Bond      3.33   7.42
   Return Fund; M
111 Putnam High Quality Bond     6/2/86  Open/Bond    315.00   9.73
   Fund; A
112 Putnam High Quality Bond     6/6/94  Open/Bond     37.72   9.68
   Fund; B
113 Putnam High Quality Bond     4/12/95 Open/Bond      2.99   9.73
   Fund; M
114 Putnam High Yield Fund II;  12/31/97 Open/Bond    529.66   7.78
   A
115 Putnam High Yield Fund II;  12/31/97 Open/Bond    778.95   7.79
   B
116 Putnam High Yield Fund II;  12/31/97 Open/Bond     37.49   7.78
   M
117 Putnam High Yield Trust; A   2/14/78 Open/Bond   2,600.6  10.83
                                                         3
118 Putnam High Yield Trust; B   3/1/93  Open/Bond    800.00  10.78
119 Putnam High Yield Trust; M   7/3/95  Open/Bond     17.02  10.83
120 Putnam High Yield Trust; Y  12/30/98 Open/Bond     22.52  10.83
121 Putnam Health Sciences       5/28/82 Open/Equity 2,763.5  56.69
   Trust; A                                              7
122 Putnam Health Sciences       3/1/93  Open/Equity 2,035.4  54.36
   Trust; B                                              1
123 Putnam Health Sciences       7/3/95  Open/Equity   87.75  55.76
   Trust; M
124 Putnam High Yield            5/25/89 Closed/Bond  199.18   9.02
   Municipal Trust
125 Putnam Income Fund; A        11/1/54 Open/Bond   1,328.6   6.64
                                                         1
126 Putnam Income Fund; B        3/1/93  Open/Bond    496.36   6.61
127 Putnam Income Fund; M       12/14/94 Open/Bond   1,708.2   6.61
                                                         1
128 Putnam Income Fund; Y        2/12/94 Open/Bond    245.89   6.66
129 Putnam Intermediate U.S.     2/16/93 Open/Bond    262.52   4.87
   Government Income Fund; A
130 Putnam Intermediate U.S.     2/16/93 Open/Bond    150.07   4.87
   Government Income Fund; B
131 Putnam Intermediate U.S.     4/3/95  Open/Bond     11.05   4.88
   Government Income Fund; M
132 Putnam Intermediate U.S.     10/1/97 Open/Bond    114.94   4.86
   Government Income Fund; Y
133 Putnam International Fund   12/28/95 Open/Equity    4.84  11.21
134 Putnam International         8/1/96  Open/Equity  430.08  11.87
   Growth and Income Fund;  A
135 Putnam International         8/1/96  Open/Equity  418.07  11.77
   Growth and Income Fund;  B
136 Putnam International         2/1/99  Open/Equity    5.97  11.85
   Growth and Income Fund; C
137 Putnam International         8/1/96  Open/Equity   34.58  11.83
   Growth and Income Fund;  M
138 Putnam International         2/28/91 Open/Equity 2,596.7  20.31
   Growth Fund; A                                        8
139 Putnam International         6/1/94  Open/Equity 1,670.5  19.91
   Growth Fund; B                                        8
140 Putnam International         12/1/94 Open/Equity  191.58  20.15
   Growth Fund; M
141 Putnam International         7/12/96 Open/Equity  224.06  20.39
   Growth Fund; Y
142 Putnam International New     1/3/95  Open/Equity  732.14  13.66
   Opportunities Fund; A
143 Putnam International New     7/21/95 Open/Equity  883.31  13.33
   Opportunities Fund; B
144 Putnam International New     2/1/99  Open/Equity    2.60  13.64
   Opportunities Fund; C
145 Putnam International New     7/21/95 Open/Equity   69.98  13.46
   Opportunities Fund; M
146 Putnam International        12/28/95 Open/Equity  152.84  14.76
   Voyager Fund;  A
147 Putnam International        10/30/96 Open/Equity  118.17  14.60
   Voyager Fund;  B
148 Putnam International        10/30/96 Open/Equity   13.22  14.67
   Voyager Fund;  M
149 Putnam Investment Grade     10/26/89 Closed/Bond  243.52  11.64
   Municipal Trust
150 Putnam Investment Grade     11/27/92 Closed/Bond  183.61  13.75
   Municipal Trust II
151 Putnam Investment Grade     11/29/93 Closed/Bond   52.75  13.16
   Municipal Trust III
152 Putnam Investors Fund; A     12/1/25 Open/Equity 5,513.5  15.00
                                                         7
153 Putnam Investors Fund; B     3/1/93  Open/Equity 2,672.6  14.33
                                                         3
154 Putnam Investors Fund; M     12/2/94 Open/Equity  181.31  14.71
155 Putnam Investors Fund; Y     1/7/97  Open/Equity  484.10  15.05
156 Putnam Latin America Fund    3/23/98 Open/Equity    1.95   6.18
157 Putnam Massachusetts Tax    10/23/89 Open/Bond    298.33   9.45
   Exempt Income Fund; A
158 Putnam Massachusetts Tax     7/15/93 Open/Bond    122.64   9.44
   Exempt Income Fund; B
159 Putnam Massachusetts Tax     5/12/95 Open/Bond      5.45   9.45
   Exempt Income Fund; M
160 Putnam Master Income Trust   4/29/88 Closed/Bond  430.73   8.11
161 Putnam Managed High Yield    6/25/93 Closed/Bond   92.32  12.30
   Trust
162 Putnam Michigan Tax Exempt  10/23/89 Open/Bond    145.40   9.14
   Income Fund; A
163 Putnam Michigan Tax Exempt   7/15/93 Open/Bond     46.75   9.12
   Income Fund; B
164 Putnam Michigan Tax Exempt   4/17/95 Open/Bond      1.92   9.13
   Income Fund; M
165 Putnam Minnesota Tax        10/23/89 Open/Bond    102.97   9.06
   Exempt Income Fund; A
166 Putnam Minnesota Tax         7/15/93 Open/Bond     51.35   9.03
   Exempt Income Fund; B
167 Putnam Minnesota Tax         4/3/95  Open/Bond      1.61   9.04
   Exempt Income Fund; M
168 Putnam Managed Municipal     2/24/89 Closed/Bond  440.86   9.50
   Income Trust
169 Putnam Money Market Fund;    10/1/76 Open/Bond   3,413.5   1.00
   A                                                     0
170 Putnam Money Market Fund;    4/27/92 Open/Bond    797.43   1.00
   B
171 Putnam Money Market Fund;    2/1/99  Open/Bond      3.71   1.00
   C
172 Putnam Money Market Fund;    12/8/94 Open/Bond    116.85   1.00
   M
173 Putnam Master Intermediate   4/29/88 Closed/Bond  782.95   7.82
   Income Trust
174 Putnam Municipal Income      5/22/89 Open/Bond    818.79   9.15
   Fund; A
175 Putnam Municipal Income      1/4/93  Open/Bond    502.35   9.14
   Fund; B
176 Putnam Municipal Income      2/1/99  Open/Bond      5.40   9.14
   Fund; C
177 Putnam Municipal Income      12/1/94 Open/Bond     15.93   9.14
   Fund; M
178 Putnam Municipal             5/28/93 Closed/Bond  224.84  13.92
   Opportunities Trust
179 Putnam New Opportunities     8/31/90 Open/Equity 10,915.  60.25
   Fund; A                                              25
180 Putnam New Opportunities     3/1/93  Open/Equity 7,766.1  57.44
   Fund; B                                               4
181 Putnam New Opportunities     12/1/94 Open/Equity  452.24  58.86
   Fund; M
182 Putnam New Opportunities     7/19/94 Open/Equity  913.19  61.05
   Fund; Y
183 Putnam New Value Fund;  A    1/3/96  Open/Equity  428.77  15.06
184 Putnam New Value Fund;  B    2/26/96 Open/Equity  453.64  14.90
185 Putnam New Value Fund;  M    2/26/96 Open/Equity   41.43  14.98
186 Putnam New Jersey Tax        2/20/90 Open/Bond    209.81   9.15
   Exempt Income Fund; A
187 Putnam New Jersey Tax        1/4/93  Open/Bond     99.76   9.14
   Exempt Income Fund; B
188 Putnam New Jersey Tax        5/1/95  Open/Bond      1.13   9.15
   Exempt Income Fund; M
189 Putnam New York Investment  11/27/92 Closed/Bond   39.49  13.87
   Grade Municipal Trust
190 Putnam New York Tax Exempt   9/2/83  Open/Bond   1,538.3   8.77
   Income Fund; A                                        9
191 Putnam New York Tax Exempt   1/4/93  Open/Bond    223.40   8.75
   Income Fund; B
192 Putnam New York Tax Exempt   4/10/95 Open/Bond      2.29   8.77
   Income Fund; M
193 Putnam New York Tax Exempt  10/26/87 Open/Bond     38.35   1.00
   Money Market Fund
194 Putnam New York Tax Exempt   11/7/90 Open/Bond    158.95   9.02
   Opportunities Fund; A
195 Putnam New York Tax Exempt   2/1/94  Open/Bond     69.84   9.01
   Opportunities Fund; B
196 Putnam New York Tax Exempt   2/10/95 Open/Bond      2.48   9.00
   Opportunities Fund; M
197 Putnam Ohio Tax Exempt      10/23/89 Open/Bond    186.22   8.99
   Income Fund; A
198 Putnam Ohio Tax Exempt       7/15/93 Open/Bond     58.68   8.98
   Income Fund; B
199 Putnam Ohio Tax Exempt       4/3/95  Open/Bond      2.00   8.99
   Income Fund; M
200 Putnam OTC & Emerging        11/1/82 Open/Equity 2,561.7  18.16
   Growth Fund; A                                        9
201 Putnam OTC & Emerging        7/15/93 Open/Equity 1,213.1  17.25
   Growth Fund; B                                        2
202 Putnam OTC & Emerging        12/2/94 Open/Equity  275.52  17.70
   Growth Fund; M
203 Putnam OTC & Emerging        7/12/96 Open/Equity  102.99  18.32
   Growth Fund; Y
204 Putnam Pennsylvania Tax      7/21/89 Open/Bond    179.41   9.12
   Exempt Income Fund; A
205 Putnam Pennsylvania Tax      7/15/93 Open/Bond     98.42   9.11
   Exempt Income Fund; B
206 Putnam Pennsylvania Tax      7/3/95  Open/Bond      3.36   9.12
   Exempt Income Fund; M
207 Putnam Preferred Income      1/4/84  Open/Bond    115.41   8.69
   Fund; A
208 Putnam Preferred Income      4/20/95 Open/Bond     11.50   8.66
   Fund; M
209 Putnam Premier Income        2/29/95 Closed/Bond 1,096.3   7.79
   Trust                                                 6
210 Putnam Research Fund;  A     10/2/95 Open/Equity  411.26  16.10
211 Putnam Research Fund;  B     6/15/98 Open/Equity  422.54  15.99
212 Putnam Research Fund; C      2/1/99  Open/Equity   20.59  16.08
213 Putnam Research Fund;  M     6/15/98 Open/Equity   36.39  16.03
214 Putnam Small Cap Value       9/12/99 Open/Equity   21.50   9.71
   Fund; A
215 Putnam Small Cap Value       5/3/99  Open/Equity    5.45   9.70
   Fund; B
216 Putnam Strategic Income      2/19/95 Open/Bond     80.95   7.51
   Fund; A
217 Putnam Strategic Income      2/19/96 Open/Bond    126.34   7.52
   Fund; B
218 Putnam Strategic Income      2/1/99  Open/Bond      3.79   7.53
   Fund; C
219 Putnam Strategic Income      2/19/96 Open/Bond      8.99   7.51
   Fund; M
220 Putnam Tax Exempt Income    12/31/76 Open/Bond   1,859.7   9.01
   Fund; A                                               2
221 Putnam Tax Exempt Income     1/4/93  Open/Bond    236.04   9.00
   Fund; B
222 Putnam Tax Exempt Income     2/16/95 Open/Bond      9.91   9.03
   Fund; M
223 Putnam Tax Exempt Money     10/26/87 Open/Bond     78.15   1.00
   Market Fund
224 Putnam Tax - Free Health     6/29/92 Closed/Bond  200.12  14.49
   Care Fund
225 Putnam Tax - Free Income     9/20/93 Open/Bond   1,133.4  14.39
   Trust                                                 2
   Tax - Free High Yield
   Fund; A
226 Putnam Tax - Free Income     9/9/85  Open/Bond    821.86  14.41
   Trust
   Tax - Free High Yield Fund
   B
227 Putnam Tax - Free Income     2/1/99  Open/Bond      2.84  14.39
   Trust
   Tax - Free High Yield Fund
   C
228 Putnam Tax - Free Income    12/29/94 Open/Bond     24.52  14.39
   Trust
   Tax - Free High Yield Fund
   M
229 Putnam Tax - Free Income     9/30/93 Open/Bond    250.63  15.07
   Trust
   Tax - Free Insured Fund; A
230 Putnam Tax - Free Income     9/9/85  Open/Bond    345.03  15.09
   Trust
   Tax - Free Insured Fund; B
231 Putnam Tax - Free Income     6/1/95  Open/Bond      1.91  15.10
   Trust
   Tax - Free Insured Fund; M
232 Putnam U.S. Core Fund        5/1/98  Open/Equity    3.26  10.72
233 Putnam U.S. Government       2/8/84  Open/Bond   2,015.4  12.79
   Income Trust; A                                       3
234 Putnam U.S. Government       4/27/92 Open/Bond   1,234.2  12.73
   Income Trust; B                                       6
235 Putnam U.S. Government       2/6/95  Open/Bond    144.04  12.77
   Income Trust; M
236 Putnam U.S. Government       4/11/94 Open/Bond     29.21  12.79
   Income Trust; Y
237 Putnam Utilities Growth     11/19/90 Open/Balanc  928.38  14.15
   and Income Fund; A                   ed
238 Putnam Utilities Growth      4/27/92 Open/Balanc  690.52  14.06
   and Income Fund; B                   ed
239 Putnam Utilities Growth      3/1/95  Open/Balanc   14.23  14.12
   and Income Fund; M                   ed
240 Putnam Value Fund            5/1/98  Open/Balanc    2.32   9.30
                                       ed
241 Putnam Vista Fund; A         6/3/68  Open/Equity 3,624.4  13.73
                                                         5
242 Putnam Vista Fund; B         3/1/93  Open/Equity 1,706.5  12.98
                                                         3
243 Putnam Vista Fund; M         12/1/94 Open/Equity  142.65  13.37
244 Putnam Vista Fund; Y         3/28/95 Open/Equity  374.45  13.93
245 Putnam Voyager Fund II; A    4/14/93 Open/Equity  832.02  23.95
246 Putnam Voyager Fund II; B    10/2/95 Open/Equity  764.67  23.27
247 Putnam Voyager Fund II; C    2/1/99  Open/Equity   17.91  23.92
248 Putnam Voyager Fund II; M    10/2/95 Open/Equity   91.05  23.52
249 Putnam Voyager Fund; A       4/1/96  Open/Equity 16,538.  23.26
                                                        88
250 Putnam Voyager Fund; B       4/27/92 Open/Equity 8,137.9  21.68
                                                         0
251 Putnam Voyager Fund; M       12/1/94 Open/Equity  372.11  22.67
252 Putnam Voyager Fund; Y       4/1/94  Open/Equity 2,111.0  23.67
                                                         8
253 Putnam VT Asia Pacific       5/1/95  Open/Equity  109.36   9.34
   Growth Fund; IA
254 Putnam VT Asia Pacific       4/30/98 Open/Equity    0.18   9.33
   Growth Fund; IB
255 Putnam VT Diversified        9/15/93 Open/Bond    654.27   9.78
   Income Fund; IA
256 Putnam VT Diversified        4/6/98  Open/Bond      4.77   9.76
   Income Fund; IB
257 Putnam VT  Global Asset      2/1/88  Open/Balanc  984.90  17.78
   Allocation Fund; IA                  ed
258 Putnam VT  Global Asset      4/30/98 Open/Balanc    2.12  17.78
   Allocation Fund; IB                  ed
259 Putnam VT George Putnam      4/30/98 Open/Equity  207.02  10.74
   Fund; IA
260 Putnam VT George Putnam      4/30/98 Open/Equity    6.46  10.74
   Fund; IB
261 Putnam VT Global Growth      5/1/90  Open/Equity 1,929.8  18.37
   Fund; IA                                              5
262 Putnam VT Global Growth      4/30/98 Open/Equity    3.01  18.35
   Fund; IB
263 Putnam VT Growth and         2/1/88  Open/Balanc 10,607.  28.48
   Income Fund; IA                      ed               21
264 Putnam VT Growth and         4/6/98  Open/Balanc   21.74  28.44
   Income Fund; IB                      ed
265 Putnam VT High Yield Fund;   2/1/88  Open/Bond   1,035.5  10.91
   IA                                                    7
266 Putnam VT High Yield Fund;   4/30/98 Open/Bond      5.29  10.91
   IB
267 Putnam VT Health and         4/30/98 Open/Equity  176.76   9.74
   Sciences  Fund; IA
268 Putnam VT Health and         4/30/98 Open/Equity    3.73   9.73
   Sciences  Fund; IB
269 Putnam VT Income  Fund; IA   2/1/88  Open/Bond   1,022.6  12.60
                                                         8
270 Putnam VT Income  Fund; IB   4/30/98 Open/Bond      5.46  12.60
271 Putnam VT International      1/1/97  Open/Balanc  319.85  13.09
   Growth and Income; IA                ed
272 Putnam VT International      4/6/98  Open/Balanc    1.47  13.08
   Growth and Income; IB                ed
273 Putnam VT International      1/1/97  Open/Equity  136.51  12.22
   New Opportunities Fund; IA
274 Putnam VT International      4/30/98 Open/Equity    0.21  12.21
   New Opportunities Fund; IB
275 Putnam VT International      1/1/97  Open/Equity  356.08  14.22
   Growth Fund; IA
276 Putnam VT International      4/30/98 Open/Equity    3.20  14.21
   Growth Fund; IB
277 Putnam VT Investors  Fund;   4/30/98 Open/Equity  478.03  11.82
   IA
278 Putnam VT Investors  Fund;   4/30/98 Open/Equity    8.91  11.80
   IB
279 Putnam VT Money Market       2/1/88  Open/Bond    707.69   1.00
   Fund; IA
280 Putnam VT Money Market       4/30/98 Open/Bond     10.22   1.00
   Fund; IB
281 Putnam VT New                5/2/94  Open/Equity 3,780.9  26.55
   Opportunities Fund; IA                                2
282 Putnam VT New                4/30/98 Open/Equity    3.92  26.51
   Opportunities Fund; IB
283 Putnam VT New Value Fund;    1/2/97  Open/Equity  284.92  13.23
   IA
284 Putnam VT New Value Fund;    4/30/98 Open/Equity    1.51  13.22
   IB
285 Putnam VT OTC & Emerging     4/30/98 Open/Equity   43.17  10.77
   Growth Fund; IA
286 Putnam VT OTC & Emerging     4/30/98 Open/Equity    1.09  10.77
   Growth Fund; IB
287 Putnam VT Research; IA       10/1/98 Open/Equity   62.17  12.55
288 Putnam VT Research; IB       10/1/98 Open/Equity    1.52  12.54
289 Putnam VT Small Cap Value    4/30/99 Open/Equity    2.51  10.35
   Fund; IA
290 Putnam VT Small Cap Value    4/30/99 Open/Equity    0.14  10.35
   Fund; IB
291 Putnam VT Utilities Growth   5/1/92  Open/Balanc 1,029.1  17.44
   and Income Fund; IA                  ed                1
292 Putnam VT Utilities Growth   4/30/98 Open/Balanc    3.47  17.44
   and Income Fund; IB                  ed
293 Putnam VT Vista Fund; IA     1/2/97  Open/Equity  346.14  15.49
294 Putnam VT Vista Fund; IB     4/30/98 Open/Equity    2.03  15.49
295 Putnam VT Voyager Fund; IA   2/1/88  Open/Equity 6,177.6  44.52
                                                         9
296 Putnam VT Voyager Fund; IB   4/30/98 Open/Equity   13.95  44.47

 (5) Miscellaneous
     There has been, or is, no litigation or fact which caused or would cause, a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     [Translation of Unaudited Semi-annual Accounts will be attached.]

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     [Translation of Unaudited Semi-annual Accounts will be attached.]













        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
















                PUTNAM DIVERSIFIED INCOME TRUST


      AMENDMENT TO THE SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

Filing Date:   June 29, 1999

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                             William F. Pounds
                                             John A. Hill
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:        Harume Nakano
                                             Attorney-at-Law
                                             Signature [Harume Nakano]
                                                            (Seal)

                                             Ken Miura
                                             Attorney-at-Law
                                             Signature [Ken Miura]
                                                          (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                     03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM DIVERSIFIED INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of            Up to 1 billion Class M Shares
Foreign Investment Fund Securities      Up to the total amount obtained by
to be Publicly Offered or Sold:         aggregating the respective
                                        net asset value per Class M
                                        Share in respect of 1 billion
                                        Class M Shares
                                        (The Maximum amount expected to be
                                         sold is 11.46 billion U.S.
                                         dollars (approximately yen1,391.8
                                         billion)).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen121.45 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of the end of December, 1998 (U.S.$11.46) by 1 billion Class M Shares for convenience.

    Places where a copy of this Amendment to the Securities
                         Registration
         Statement is available for Public Inspection

                        Not applicable.

    (Total number of pages of this Securities Registration
                   Statement in Japanese is
              2 including front and back pages.)

I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on February 5, 1999 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 4 of the original
           Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

          Before amendment               After amendment
    [Original Japanese SRS]         [Aforementioned Semi-annual Report]
I.  Description of the Fund     I. Status of Investment
5.  Status of Investment           Portfolio of the Fund
    Portfolio
(A) Diversification of          (1 Diversification of
    Investment Portfolio           Investment Portfolio
                                   (the aforementioned
                                   Japanese Semi-annual
                                   Report, page 1)
(B) Results of Past Operations  (2 Results of Past Operations

    Record of Changes in Net       Record of Changes in Net
(1) Assets (Class M Shares)     a) Assets (Class M Shares)
    (Regarding the amounts as      (Ditto, page 3)
    at the end of each month       (Regarding the amounts as
    during one-year period         at the end of each month
    from, and including, the       during one-year period
    latest relevant date           from, and including, the
    appertaining to the filing     latest relevant date
    date of the original           appertaining to the filing
    Japanese SRS)                  date of the afore-mentioned
                                   Semi-annual Report)
    Record of Distributions        Record of Distributions
(2) Paid (Class M Shares)       b) Paid (Class M Shares)
    (Regarding the dividends       (Ditto, page 4)
    paid at the end of each        (Regarding the dividends
    month up to the latest         paid at the end of each
    relevant date of the           month up to the latest
    original Japanese SRS)         relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Trust        II Outline of the Trust
                                .
1.  Trust                       1. Trust
(E) Amount of Capital Share     (1 Amount of Capital Share
                                )  (Ditto, page 5)
(G) Information Concerning      (2 Information Concerning
    Major Shareholders          )  Major Shareholders (Ditto,
                                   page 5)
(H) Information Concerning      (3 Information Concerning
    Directors, Officers and     )  Directors, Officers and
    Employees                      Employees (Ditto, page 5)
(I) Description of Business and (4 Description of Business and
    Outline of Operation        )  Outline of Operation
                                   (Ditto, page 8)
2.  Putnam Investment           2. Putnam Investment
    Management, Inc.               Management, Inc.
    (Investment Management         (Investment Management
    Company)                       Company)
(E) Amount of Capital Share     (1 Amount of Capital Share
                                )  (Ditto, page 8)
(G) Information Concerning      (2 Information Concerning
    Major Shareholders          )  Major Shareholders (Ditto,
                                   page 9)
(H) Information Concerning      (3 Information Concerning
    Officers and Employees      )  Officers and Employees
                                   (Ditto, page 9)
(I) Description of Business and (4 Description of Business and
    Outline of Operation        )  Outline of Operation
                                   (Ditto, page 18)

     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial
     Conditions of the Fund in the aforementioned Semi-annual
     Report (Ditto, from page 32 to 75) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 6 of the original Japanese SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 76 to 95) is added to the original SRS.